Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events
17.	Subsequent Events

Partial assignment of convertible promissory note, SCS Capital Partners, LLC, 12% interest, secured, matures December 30, 2021

During the period of October 1, 2021 through November 8, 2021, SCS, LLC assigned an aggregate of $77,942 of principal and $37,500 of accrued interest due under the note to Cobra Equities SPV, LLC. The principal and accrued interest was immediately converted into shares of the Company’s common stock (refer to the “Issuance of shares pursuant to a Cobra Equities SPV, LLC assignment” section of this note for additional detail).

Issuance of shares pursuant to a Cobra Equities SPV, LLC convertible debenture or assignment

On October 6, 2021, the Company issued 1,761,527 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $12,442 of assigned principal and $36,000 of assigned accrued interest pursuant a convertible debenture.

On October 25, 2021, the Company issued 1,254,545 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $33,000 of assigned principal and $1,500 of assigned accrued interest pursuant a convertible debenture.

On November 4, 2021, the Company issued 1,181,818 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $32,500 of assigned principal pursuant a convertible debenture.

Issuance of shares pursuant to a related party convertible debenture

On November 8, 2021, the Company issued 1,833,333 shares of common stock to Keith Hayter upon the conversion of $110,000 of principal pursuant to a related party convertible debenture.

Assignment of Series D preferred stock

On October 20, 2021, Keith Hayter assigned 140 shares of Series D preferred stock to Cobra Equities SPV, LLC.

Grant of stock options

On November 3, 2021, the Company granted 185,254 options to purchase shares of its common stock at an exercise price of $0.5398 per share.

Private placement transaction

On November 3, 2021, the Company closed on a private placement transaction (the “Transaction”) whereby it issued a senior secured convertible promissory note with a principal amount of $2,500,000 to an institutional investor for gross proceeds of $2,425,000. The note accrues interest at the rate of 9.9% per annum and is convertible into shares of the Company’s common stock at a fixed conversion price of $0.50 per share, subject to adjustment as set forth in the note. The note amortizes beginning ten months following issuance, in 18 monthly installments.

Additionally, the Company issued to the investor a common stock purchase warrant to purchase up to 5,400,000 shares of the Company’s common stock at an exercise price of $0.50 per share.

In connection with the Transaction, the Company agreed to file a registration statement registering the resale of the shares of common stock issuable upon conversion of the note within 30 days of the closing of the Transaction.

Acquisition of Secure Voice Corp. (“SVC”)

On November 4, 2021, the Company closed on the proposed acquisition discussed in Note 15, Commitments and Contingencies. The closing of the acquisition was facilitated by the senior secured promissory note described in the “Private placement transaction” section of this note.

Spectrum Global Solutions, Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events
19.	Subsequent Events

Issuance of shares pursuant to a GS Capital Partners, LLC convertible debenture

On January 11, 2021, the Company issued 668,787 shares of common stock to GS Capital Partners, LLC upon the conversion of $29,000 of principal and $2,803 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On January 25, 2021, the Company issued 694,707 shares of common stock to GS Capital Partners, LLC upon the conversion of $25,500 of principal and $2,543 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

Amendments to convertible promissory notes

On January 14, 2021, the Company entered into agreements with Roger Ponder and Keith Hayter whereby the conversion price of their convertible promissory notes discussed in Note 6, Related Party Transactions was updated to $0.06 per share, subject to adjustment based on the terms of the note.

Additional shares issued to FJ Vulis and Associates, LLC

Under the terms of the agreement described in Note 8, Convertible Debentures, the Company needed to issue additional shares of common stock to FJ Vulis and Associates, LLC in connection with the shares issued upon execution of the convertible promissory note.

On January 18, 2021, the Company issued an additional 642,000 shares to the holder in satisfaction of the remaining obligation.

Fifth Amendment to the Certificate of Designation of the Company’s Series A Preferred Stock

On January 27, 2021, the Company made the fifth amendment to the Certificate of Designation of its Series A preferred stock which lowered the fixed conversion price to $0.0975 per share, subject to adjustment for any subdivision or combination of the Company’s outstanding shares of its common stock.

Convertible promissory note, IQ Financial Inc., 12% interest, secured, matures January 27, 2022

On January 27, 2021, the Company entered into and closed on a convertible note purchase agreement with IQ Financial Inc., pursuant to which the Company issued to IQ Financial Inc. a secured convertible promissory note in the aggregate principal amount of $631,579 for an aggregate purchase price of $600,000. The Company received the funds in two disbursements – $275,000 on January 28, 2021 and $325,000 on March 1, 2021.

The interest on the outstanding principal due under the secured note accrues at a rate of 12% per annum. All principal and accrued but unpaid interest under the secured note is due on January 27, 2022. The holder may begin converting the note into shares of the Company’s common stock six months after issuance when it is Rule 144 eligible. The conversion price is fixed at $0.05 per share.

Assignment of convertible promissory note

On January 27, 2021, Barn 11 assigned its convertible promissory note to Cobra Equities SPV, LLC, who then obtained Barn 11’s right, title, and interest in the convertible promissory note, including the accrued interest owed on the note.

Proposed merger with High Wire

On January 27, 2021, the Company, HW Merger Sub, Inc., High Wire Networks, Inc. (“High Wire”) and the stockholders of High Wire (the “Stockholders”) entered into an Agreement and Plan of Merger (the “Agreement”) whereby the Stockholders agreed to sell to the Company all of the capital stock of High Wire. The closing of the transaction contemplated by the Agreement is subject to certain closing conditions, as set forth in the Agreement. Following such closing, HW will be a wholly-owned subsidiary of the Company.

In connection with the Company’s purchase of the capital stock of High Wire, the Company will issue to the Stockholders shares of a newly established Series D Preferred Stock of the Company, and a convertible note in the aggregate principal amount of $350,000.

The newly established Series D Preferred Stock will not be redeemable, will vote on an as-converted basis with the Company’s common stock, will have a liquidation preference of $10,000 per share, and be convertible beginning ninety (90) days from the date of issuance, at the greater of the Fixed Price and the Average Price. On the earlier of the (i) two hundred (200) day anniversary of the date of issuance and (ii) the business day immediately preceding the listing of the Common Stock on a national securities exchange (the “Automatic Series D Conversion Date”), all remaining outstanding shares of Series D shall automatically convert into an aggregate number of shares of Common Stock equal to $15,900,000 divided by the greater of the Fixed Price and the Average Price. “Fixed Price” shall be defined as the closing price of the Common Stock on the trading day immediately preceding the date of issuance of the Series D. “Average Price” shall mean the average closing price of the Company’s common stock for the ten trading days immediately preceding, but not including, the conversion date.

As of the date of this report, all but one of the closing conditions of the merger have been satisfied or waived by the parties. The lone remaining closing condition concerns a pending Paycheck Protection Program Loan Forgiveness Application submitted by one of the Company’s subsidiaries. Closing the merger after Small Business Administration (SBA) forgiveness prevents a change of control event under SBA rules that would jeopardize the forgiveness and impact the Company’s statement of operations for 2021. The Company submitted its forgiveness application in accordance with Paycheck Protection Program rules and expects forgiveness to be received in the second quarter of 2021.

Repayment of loan with Cedar Advance LLC

During January 2021, the Company made four weekly payments of $11,658 on the note described in Note 7, Loans Payable. On January 28, 2021, the Company made a final payment of $119,308 in full settlement of the note. Total cash payments during this period were $165,942, with a discount of $32,250 as a result of the Company paying the note off early.

Repayment of Crown Bridge Partners, LLC convertible promissory note

On January 29, 2021, the Company repaid the outstanding principal and accrued interest on the first tranche of the note with Crown Bridge Partners, LLC described in Note 8, Convertible Debentures. The total payment amount of $47,561 consisted of $39,328 of principal and $8,233 of accrued interest.

Issuance of shares pursuant to an SCS, LLC convertible debenture

On February 1, 2021, the Company issued 919,356 shares of common stock to SCS, LLC upon the conversion of $39,030 of principal and $2,341 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

Issuance of shares pursuant to an Efrat Investments LLC convertible debenture

On February 2, 2021, the Company issued 750,000 shares of common stock to Efrat Investments LLC upon the conversion of $37,500 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

Issuance of Shares Pursuant to Conversion of Series A Preferred Stock

On February 2, 2021, the Company issued 397,272 shares of common stock to M2B Funding upon the conversion of 38,734 shares of Series A preferred stock with a stated value of $1 per share.

On February 9, 2021, the Company issued 738,462 shares of common stock to M2B Funding upon the conversion of 72,000 shares of Series A preferred stock with a stated value of $1 per share.

Issuance of shares pursuant to a Cobra Equities SPV, LLC convertible debenture

On February 1, 2021, the Company issued 760,234 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $26,000 of accrued interest pursuant to a convertible debenture.

On February 19, 2021, the Company issued 809,524 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $136,000 of accrued interest pursuant to a convertible debenture.

On March 15, 2021, the Company issued 819,444 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $104,000 of principal and $73,000 of accrued interest pursuant to a convertible debenture.

Issuance of shares pursuant to a CCAG Investments, LLC warrant

On February 3, 2021, the Company issued 1,015,505 shares of common stock to CCAG Investments, LLC upon the cashless exercise of a warrant described in Note 8, Convertible Debentures.

Issuance of shares pursuant to a FJ Vulis and Associates, LLC warrant

On February 9, 2021, the Company issued 989,587 shares of common stock to FJ Vulis and Associates, LLC upon the cashless exercise of a warrant described in Note 8, Convertible Debentures.

Exchange agreement with Oasis Capital, LLC

On February 19, 2021, the Company entered into an exchange agreement with Oasis Capital, LLC which terminated the obligations of the August 29, 2019 agreement discussed in Note 15, Commitments and Contingencies.

In exchange for 250,000 shares of the Company’s common stock, which were issued on February 22, 2021, Oasis Capital LLC surrendered the note and all other documents and agreements, including any warrants, contained in the original agreement.

Stock option awards

On February 23, 2021, the Company granted 961,329 non-qualified stock options to Roger M. Ponder, Keith W. Hayter, and two consultants. Mr. Ponder and Mr. Hayter received grants 323,763 and 482,393 stock options, respectively. The consultants each received grants of 77,587 stock options. The stock options were issued in settlement of amounts owed as of December 31, 2020. The stock options have an exercise price of $0.58 per share and vest immediately.

Assignment of shares by WaveTech Group to the Company

As of the date of this report, WaveTech Group has assigned to the Company 1,027,844 of the 1,082,731 shares of its common stock originally issued in the transaction described in Note 3, Disposals of Subsidiaries. The assigned shares were then cancelled by the Company.